o GOF SA-1
                        SUPPLEMENT DATED MARCH 1, 2005
        TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION
                          OF EACH OF THE LISTED FUNDS

                FRANKLIN CALIFORNIA TAX-FREE INCOME FUND, INC.

                      FRANKLIN CALIFORNIA TAX-FREE TRUST
               Franklin California Insured Tax-Free Income Fund
          Franklin California Intermediate-Term Tax-Free Income Fund
             Franklin California Limited-Term Tax-Free Income Fund
                   Franklin California Tax-Exempt Money Fund

                         FRANKLIN CAPITAL GROWTH FUND

                     FRANKLIN FEDERAL TAX-FREE INCOME FUND

                     FRANKLIN GOLD & Precious Metals Fund

                          FRANKLIN HIGH INCOME TRUST
                        Franklin's AGE High Income Fund

                      FRANKLIN MUNICIPAL SECURITIES TRUST
                 Franklin California High Yield Municipal Fund
                     Franklin Tennessee Municipal Bond Fund

                        FRANKLIN MUTUAL SERIES FUND INC.
                              Mutual Beacon Fund
                             Mutual Discovery Fund
                             Mutual European Fund
                        Mutual Financial Services Fund
                             Mutual Qualified Fund
                              Mutual Shares Fund

                         FRANKLIN MUTUAL RECOVERY FUND

                    FRANKLIN NEW YORK TAX-FREE INCOME FUND

                       FRANKLIN NEW YORK TAX-FREE TRUST
                Franklin New York Insured Tax-Free Income Fund
           Franklin New York Intermediate-Term Tax-Free Income Fund
              Franklin New York Limited-Term Tax-Free Income Fund
                    Franklin New York Tax-Exempt Money Fund

                     FRANKLIN REAL ESTATE SECURITIES TRUST
                     Franklin Real Estate Securities Fund

                     FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

                           FRANKLIN STRATEGIC SERIES
                        Franklin Aggressive Growth Fund
                     Franklin Biotechnology Discovery Fund
                            Franklin Blue Chip Fund
                         Franklin Flex Cap Growth Fund
                      Franklin Global Communications Fund
                       Franklin Global Health Care Fund
                        Franklin Natural Resources Fund
                      Franklin Small-Mid Cap Growth Fund
                       Franklin Small Cap Growth Fund II
                        Franklin Strategic Income Fund
                           Franklin Technology Fund
                         Franklin U.S. Long-Short Fund

                            FRANKLIN TAX-FREE TRUST
                     Franklin Alabama Tax-Free Income Fund
                     Franklin Arizona Tax-Free Income Fund
                    Franklin Colorado Tax-Free Income Fund
                   Franklin Connecticut Tax-Free Income Fund
                     Franklin Double Tax-Free Income Fund
            Franklin Federal Intermediate-Term Tax-Free Income Fund
              Franklin Federal Limited-Term Tax-Free Income Fund
                 Franklin Florida Insured Tax-Free Income Fund
                     Franklin Florida Tax-Free Income Fund
                     Franklin Georgia Tax-Free Income Fund
                   Franklin High Yield Tax-Free Income Fund
                     Franklin Insured Tax-Free Income Fund
                    Franklin Kentucky Tax-Free Income Fund
                    Franklin Louisiana Tax-Free Income Fund
                    Franklin Maryland Tax-Free Income Fund
              Franklin Massachusetts Insured Tax-Free Income Fund
                Franklin Michigan Insured Tax-Free Income Fund
                Franklin Minnesota Insured Tax-Free Income Fund
                    Franklin Missouri Tax-Free Income Fund
                   Franklin New Jersey Tax-Free Income Fund
                 Franklin North Carolina Tax-Free Income Fund
                  Franklin Ohio Insured Tax-Free Income Fund
                     Franklin Oregon Tax-Free Income Fund
                  Franklin Pennsylvania Tax-Free Income Fund
                    Franklin Virginia Tax-Free Income Fund

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                  Franklin Templeton Conservative Target Fund
                 Franklin Templeton Corefolio Allocation Fund
               Franklin Templeton Founding Funds Allocation Fund
                     Franklin Templeton Growth Target Fund
                    Franklin Templeton Moderate Target Fund
                Franklin Templeton Perspectives Allocation Fund

                          TEMPLETON CHINA WORLD FUND

                      TEMPLETON DEVELOPING MARKETS TRUST

                             TEMPLETON FUNDS, INC.
                            Templeton Foreign Fund
                             Templeton World Fund

                       TEMPLETON GLOBAL INVESTMENT TRUST
                     Templeton International (Ex EM) Fund

                     TEMPLETON GLOBAL OPPORTUNITIES TRUST

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND

                           TEMPLETON GROWTH FUND, INC.

                            TEMPLETON INCOME TRUST
                          Templeton Global Bond Fund

The statement of additional information is updated as follows:

I.UNDER "BUYING AND SELLING  SHARES--INITIAL SALES  CHARGES--WAIVERS FOR CERTAIN
INVESTORS,"  REPLACE  THE  BULLET  POINTS  THAT  BEGIN  WITH   "BROKER-DEALERS,
REGISTERED  INVESTMENT  ADVISORS  OR  CERTIFIED  FINANCIAL  PLANNERS...";   AND
"QUALIFIED REGISTERED INVESTMENT ADVISORS WHO BUY THROUGH A BROKER-DEALER OR SERVICE AGENT..."; WITH THE FOLLOWING:

 o A registered investment advisor (RIA) who buys through a broker-dealer or trust company sponsored mutual fund trading platform on behalf of clients who have entered into a comprehensive fee or other advisory fee arrangement with the RIA, provided that the RIA is not an affiliated or associated person of the firm sponsoring the mutual fund trading platform and such broker has entered into an agreement with Distributors that authorizes the sale of Fund shares through the trading platform.

               Please keep this supplement for future reference.